Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	3,829,652.114	5,140,837.802
General Partner, Units (in units)	50,919.274	58,037.274
BHM I, LLC [Member]
ASSETS
Investments, cost	$ 449,078	$ 17,491,367
MB Master Fund [Member]
ASSETS
Investments, cost	3,926,311	8,102,894
PGR Master Fund [Member]
ASSETS
Investments, cost	3,246,961	6,033,345
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	2,394,803.341	3,043,048.335
General Partner, Units (in units)	35,877.343	35,877.343
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Options written, premiums received	$ 12,708	$ 12,772
Limited Partners, Units (in units)	601,916.025	776,379.501
General Partner, Units (in units)	12,152.331	12,152.331
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	5,462,815.917	6,979,883.723
General Partner, Units (in units)	70,819.769	79,748.769
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	8,052,816.352	10,222,252.707
General Partner, Units (in units)	100,585.879	121,510.879